Wells Fargo Absolute Return Fund	Portfolio of investments — July 31, 2020 (unaudited)

		Shares	Value
Investment Companies : 97.87%
GMO Benchmark-Free Allocation Fund Class MF (l)		83,900,021	$2,103,373,531

Total Investment Companies (Cost $2,013,389,851)			2,103,373,531

Total investments (Cost $2,013,389,851)	97.87%		2,103,373,531
Other assets and liabilities, net	2.13		45,669,966

Total net assets	100.00%		$2,149,043,497

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized losses	Capital gain distributions from affiliated investment companies	Net change in unrealized gains (losses)	Dividends from affiliated investment companies	Value, end of period	% of net assets
Investment Companies
GMO Benchmark-Free Allocation Fund Class MF	$2,259,258,586	$24,820,909	$(247,543,425)	$(2,555,516)	$13,993,903	$69,392,977	$1,564,376	$2,103,373,531	97.87%

Wells Fargo Absolute Return Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2020 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying GMO funds”), whether currently existing or created in the future. These underlying GMO funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, GMO Special Opportunities Fund, and the GMO Alternative Funds. GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives. As of July 31, 2020, the Fund owned 29% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of July 31, 2020, (unaudited) for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the Fund’s investment in Benchmark-Free Allocation Fund was measured at fair value using Level 1 inputs.

For the three months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 96.28%

Australia : 1.69%
AGL Energy Limited (Utilities, Multi-Utilities)	8,500	$100,930
Beach Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	85,000	85,930
Fortescue Metals Group Limited (Materials, Metals & Mining)	21,200	263,698
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	34,882	92,708
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	6,000	48,654
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	55,181
Mineral Resources Limited (Materials, Metals & Mining)	2,800	51,492
Qantas Airways Limited (Industrials, Airlines)	283,354	653,889
Rio Tinto Limited (Materials, Metals & Mining)	1,800	131,173

		1,483,655

Austria : 0.17%
OMV AG (Energy, Oil, Gas & Consumable Fuels) †	4,800	151,079

Belgium : 0.56%
UCB SA (Health Care, Pharmaceuticals)	3,818	489,544

Brazil : 0.23%
Banco do Brasil SA (Financials, Banks)	10,900	70,166
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	55,423
JBS SA (Consumer Staples, Food Products)	18,600	76,802

		202,391

Canada : 2.53%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	1,300	357,521
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) †	20,800	349,863
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	3,800	197,142
Lundin Mining Corporation (Materials, Metals & Mining)	121,535	680,513
Magna International Incorporated (Consumer Discretionary, Auto Components)	7,300	337,409
TMX Group Limited (Financials, Capital Markets)	2,900	296,441

		2,218,889

Chile : 0.11%
Enel Americas SA (Utilities, Electric Utilities)	636,900	98,817

China : 5.58%
Alibaba Group Holding Limited (Consumer Discretionary, Internet & Direct Marketing Retail) †	2,959	742,768
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	17,656	560,414
China International Capital Corporation Limited H Shares (Financials, Capital Markets) 144A†	9,600	22,668
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	77,000	527,554
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	218,000	93,385
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	117,500	93,845
China Resources Cement Holdings Limited (Materials, Construction Materials)	168,000	229,772
China Telecom Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	238,000	70,937
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	106,000	75,907
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	20,976	253,810
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	79,900	821,380
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	103,500	81,728
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	221,200	392,722
Tencent Holdings Limited (Communication Services, Interactive Media & Services)	10,000	689,006
WH Group Limited (Consumer Staples, Food Products) 144A	135,500	120,459
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	45,200	79,199
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	23,400	47,221

		4,902,775

Denmark : 2.88%
Ascendis Pharma AS ADR (Health Care, Biotechnology) †	2,129	292,972

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Diversified International Fund

	Shares	Value
Denmark (continued)
Danske Bank AS (Financials, Banks) †	45,226	$726,855
DSV Panalpina AS (Industrials, Air Freight & Logistics)	888	121,786
Genmab AS (Health Care, Biotechnology) †	3,133	1,069,989
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	3,676	242,423
Sydbank AS (Financials, Banks) †	4,000	75,802

		2,529,827

Finland : 0.13%
Nordea Bank AB (Financials, Banks) †	15,000	115,674

France : 7.33%
Air Liquide SA (Materials, Chemicals)	8,846	1,454,653
Amundi SA (Financials, Capital Markets) 144A†	4,964	375,984
Arkema SA (Materials, Chemicals)	910	93,923
AXA SA (Financials, Insurance)	9,200	182,758
BNP Paribas SA (Financials, Banks) †	4,400	176,817
Compagnie de Saint-Gobain SA (Industrials, Building Products) †	18,290	671,549
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	2,200	228,932
Credit Agricole SA (Financials, Banks) †	13,900	133,051
Eiffage SA (Industrials, Construction & Engineering) †	3,418	297,941
Engie SA (Utilities, Multi-Utilities) †	13,300	176,878
Natixis SA (Financials, Capital Markets) †	27,500	66,569
Orange SA (Communication Services, Diversified Telecommunication Services)	20,794	242,788
Sanofi SA (Health Care, Pharmaceuticals)	15,128	1,577,964
Societe Generale SA (Financials, Banks) †	3,700	56,590
Total SA (Energy, Oil, Gas & Consumable Fuels)	9,700	357,638
Vinci SA (Industrials, Construction & Engineering)	3,997	342,762

		6,436,797

Germany : 10.33%
Allianz AG (Financials, Insurance)	2,999	622,528
Aurubis AG (Materials, Metals & Mining)	1,600	106,524
Bayer AG (Health Care, Pharmaceuticals)	1,900	125,871
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,200	141,755
Covestro AG (Materials, Chemicals) 144A	2,700	104,510
Daimler AG (Consumer Discretionary, Automobiles)	5,300	233,493
Deutsche Boerse AG (Financials, Capital Markets)	10,618	1,933,656
Deutsche Post AG (Industrials, Air Freight & Logistics) †	8,300	334,960
Deutsche Telekom AG (Communication Services, Diversified Telecommunication Services)	44,983	750,572
E.ON SE (Utilities, Multi-Utilities)	34,964	409,223
Metro AG (Consumer Staples, Food & Staples Retailing)	19,352	176,712
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	4,370	1,157,190
Rheinmetall AG (Industrials, Industrial Conglomerates)	7,157	676,471
SAP SE (Information Technology, Software)	4,910	773,748
Siemens AG (Industrials, Industrial Conglomerates)	6,407	817,505
Symrise AG (Materials, Chemicals)	2,310	288,569
United Internet AG (Communication Services, Diversified Telecommunication Services)	3,600	163,137
Volkswagen AG (Consumer Discretionary, Automobiles) †	1,600	250,102

		9,066,526

Hong Kong : 3.93%
AIA Group Limited (Financials, Insurance)	109,200	986,989
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	22,300	145,448
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	129,500	145,536
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	104,000	108,827
Ping An Healthcare and Technology Company Limited (Health Care, Health Care Technology) 144A†	16,900	288,706
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	417,900	390,924
Sinotruk Hong Kong Limited (Industrials, Machinery)	59,500	185,403
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables) †	194,000	61,327
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	728,000	1,067,066
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	66,655

		3,446,881

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Shares	Value
Hungary : 0.09%
Richter Gedeon (Health Care, Pharmaceuticals)	3,500	$81,106

India : 0.29%
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	9,143	252,625

Ireland : 6.33%
Accenture plc Class A (Information Technology, IT Services)	1,731	389,094
Aon plc Class A (Financials, Insurance)	5,396	1,107,367
C&C Group plc (Consumer Staples, Beverages)	12,300	37,273
Greencore Group plc (Consumer Staples, Food Products)	303,427	508,001
Linde plc (Materials, Chemicals)	8,370	2,037,948
Medtronic plc (Health Care, Health Care Equipment & Supplies)	7,167	691,472
Smurfit Kappa Group plc (Materials, Containers & Packaging)	4,300	144,155
Willis Towers Watson plc (Financials, Insurance)	3,056	641,791

		5,557,101

Israel : 1.46%
Check Point Software Technologies Limited (Information Technology, Software) †	5,862	734,802
Nice Systems Limited ADR (Information Technology, Software) †	2,668	547,580

		1,282,382

Italy : 1.81%
A2A SpA (Utilities, Multi-Utilities)	104,600	149,520
Enel SpA (Utilities, Electric Utilities)	59,200	538,979
Leonardo SpA (Industrials, Aerospace & Defense)	9,300	59,266
Mediobanca SpA (Financials, Banks)	23,400	186,829
Prysmian SpA (Industrials, Electrical Equipment)	25,637	653,207

		1,587,801

Japan : 12.19%
Adeka Corporation (Materials, Chemicals)	13,000	171,933
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	50,800	634,910
Asahi Glass Company Limited (Industrials, Building Products)	4,900	136,925
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	34,100	531,529
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	3,900	85,918
Daiwa Securities Group Incorporated (Financials, Capital Markets)	175,800	770,594
Denka Company Limited (Materials, Chemicals)	6,300	149,622
DIC Incorporated (Materials, Chemicals)	5,300	126,723
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	24,500	723,971
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	5,400	128,757
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	16,500	133,973
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	317,226
Japan Airlines Company Limited (Industrials, Airlines)	6,300	101,861
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	700	31,576
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	20,000	615,748
Komatsu Limited (Industrials, Machinery)	9,600	187,366
Marubeni Corporation (Industrials, Trading Companies & Distributors)	30,300	138,827
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	6,100	96,063
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	252,300	937,173
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	37,300	156,804
Mitsui Chemicals Incorporated (Materials, Chemicals)	9,500	180,029
Mizuho Financial Group Incorporated (Financials, Banks)	171,600	206,851
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	6,000	460,819
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	25,000	577,087
Nomura Holdings Incorporated (Financials, Capital Markets)	31,200	144,336
ORIX Corporation (Financials, Diversified Financial Services)	16,500	177,072
Resona Holdings Incorporated (Financials, Banks)	62,600	203,315
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,100	99,192
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	161,593
Sompo Holdings Incorporated (Financials, Insurance)	3,200	104,445
Sony Corporation (Consumer Discretionary, Household Durables)	2,900	221,250
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	9,400	103,897

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Diversified International Fund

	Shares	Value
Japan (continued)
Sumitomo Heavy Industries Limited (Industrials, Machinery)	6,000	$116,140
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	211,610
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	17,600	275,834
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	23,800	844,483
Teijin Limited (Materials, Chemicals)	5,700	81,794
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	7,600	96,351
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	7,360	132,105
UBE Industries Limited (Materials, Chemicals)	7,900	127,842

		10,703,544

Malaysia : 0.08%
CIMB Group Holdings Bhd (Financials, Banks)	82,753	70,225

Netherlands : 4.28%
Aegon NV (Financials, Insurance)	23,200	68,485
Airbus SE (Industrials, Aerospace & Defense) †	4,562	333,230
ING Groep NV (Financials, Banks)	15,800	109,734
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	14,600	420,837
Koninklijke DSM NV (Materials, Chemicals)	4,822	736,138
Koninklijke Philips NV (Health Care, Health Care Equipment & Supplies) †	17,981	929,622
NN Group NV (Financials, Insurance)	19,765	721,748
OCI NV (Materials, Chemicals) †	36,906	435,169

		3,754,963

Norway : 0.81%
Den Norske Bank ASA (Financials, Banks) †	46,979	715,122

Portugal : 0.31%
Energias de Portugal SA (Utilities, Electric Utilities)	53,339	269,230

Russia : 1.09%
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	5,900	125,965
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	287,574
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	61,278	542,923

		956,462

Singapore : 0.95%
DBS Group Holdings Limited (Financials, Banks)	6,400	92,452
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	150,100	591,078
United Overseas Bank Limited (Financials, Banks)	10,700	150,651

		834,181

South Africa : 0.09%
Absa Group Limited (Financials, Banks)	12,600	58,438
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,500	10,792
Motus Holdings Limited (Consumer Discretionary, Specialty Retail)	5,500	9,138

		78,368

South Korea : 3.65%
BNK Financial Group Incorporated (Financials, Banks)	1,018	4,392
Coway Company Limited (Consumer Discretionary, Household Durables)	4,645	299,036
Hana Financial Group Incorporated (Financials, Banks)	18,752	464,314
Hyundai Greenfood Company Limited (Consumer Staples, Food & Staples Retailing)	14,600	96,688
Industrial Bank of Korea (Financials, Banks)	16,600	112,998
JB Financial Group Company Limited (Financials, Banks)	1,964	7,583
KT&G Corporation (Consumer Staples, Tobacco)	2,300	156,178
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	9,600	92,261
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A	823	992,538
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	4,906	907,985

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Shares	Value
South Korea (continued)
Woori Financial Group Incorporated (Financials, Banks)	9,800	$69,918

		3,203,891

Spain : 0.66%
Banco Santander Central Hispano SA (Financials, Banks)	29,500	62,848
Enagás SA (Utilities, Gas Utilities)	4,950	124,605
Faes Farma SA (Health Care, Pharmaceuticals)	25,800	108,496
Grifols SA ADR (Health Care, Biotechnology)	6,259	118,107
International Consolidated Airlines Group SA (Industrials, Airlines)	17,900	38,603
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	16,200	125,565

		578,224

Sweden : 1.16%
Boliden AB (Materials, Metals & Mining)	6,700	181,535
Ericsson LM Class B (Information Technology, Communications Equipment)	37,512	430,647
Volvo AB Class B (Industrials, Machinery) †	23,600	405,594

		1,017,776

Switzerland : 9.55%
Baloise Holding AG (Financials, Insurance)	1,400	212,476
Idorsia Limited (Health Care, Biotechnology) †	8,109	222,198
LafargeHolcim Limited (Materials, Construction Materials)	18,091	850,794
Lonza Group AG (Health Care, Life Sciences Tools & Services)	1,017	632,296
Medacta Group SA (Health Care, Health Care Equipment & Supplies) 144A†	1,902	174,696
Nestle SA (Consumer Staples, Food Products)	10,690	1,263,560
Novartis AG (Health Care, Pharmaceuticals)	16,080	1,326,945
Roche Holding AG (Health Care, Pharmaceuticals)	6,501	2,246,970
Swiss Life Holding AG (Financials, Insurance)	700	254,803
Temenos AG (Information Technology, Software)	1,505	222,158
UBS Group AG (Financials, Capital Markets)	56,504	660,773
Valiant Holding AG (Financials, Banks)	600	55,962
Zurich Insurance Group AG (Financials, Insurance)	700	257,329

		8,380,960

Taiwan : 0.99%
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	51,000	170,960
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	27,000	392,173
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	27,000	117,053
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	42,000	193,552

		873,738

Turkey : 0.14%
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)	19,900	127,986

United Kingdom : 10.25%
3i Group plc (Financials, Capital Markets)	21,200	246,871
Amarin Corporation plc ADR (Health Care, Biotechnology) †	18,643	120,807
Anglo American plc (Materials, Metals & Mining)	11,100	271,738
AVEVA Group plc (Information Technology, Software)	7,017	380,821
Aviva plc (Financials, Insurance)	22,000	75,940
Babcock International Group plc (Industrials, Commercial Services & Supplies)	2,100	7,928
BAE Systems plc (Industrials, Aerospace & Defense)	56,500	362,545
Barratt Developments plc (Consumer Discretionary, Household Durables)	23,400	156,400
Bellway plc (Consumer Discretionary, Household Durables)	4,200	139,974
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	9,181	73,850
BP plc (Energy, Oil, Gas & Consumable Fuels)	53,700	193,412
British American Tobacco plc (Consumer Staples, Tobacco)	5,700	188,361

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Diversified International Fund

			Shares	Value
United Kingdom (continued)
BT Group plc (Communication Services, Diversified Telecommunication Services)			33,500	$43,229
Centrica plc (Utilities, Multi-Utilities)			68,900	43,986
Coca-Cola European Partners plc (Consumer Staples, Beverages)			7,675	315,980
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)			20,500	50,207
Diageo plc (Consumer Staples, Beverages)			14,105	517,161
Fresnillo plc (Materials, Metals & Mining)			44,800	722,777
GlaxoSmithKline plc (Health Care, Pharmaceuticals)			23,900	478,599
Imperial Tobacco Group plc (Consumer Staples, Tobacco)			7,800	130,282
Inchcape plc (Consumer Discretionary, Distributors)			15,100	84,835
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)			37,300	91,377
John Wood Group plc (Energy, Energy Equipment & Services)			125,054	312,741
Kingfisher plc (Consumer Discretionary, Specialty Retail)			213,742	676,808
Legal & General Group plc (Financials, Insurance)			48,900	136,982
Lloyds Banking Group plc (Financials, Banks)			134,900	46,415
Man Group plc (Financials, Capital Markets)			176,869	287,202
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)			44,100	54,829
Melrose Industries plc (Industrials, Electrical Equipment)			140,186	156,455
Nomad Foods Limited (Consumer Staples, Food Products) †			15,924	367,207
QinetiQ Group plc (Industrials, Aerospace & Defense)			30,300	121,289
Redrow plc (Consumer Discretionary, Household Durables)			23,047	129,001
RELX plc (Industrials, Professional Services)			9,500	200,833
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			21,300	301,345
Royal Mail plc (Industrials, Air Freight & Logistics)			20,900	44,019
Sensata Technologies Holding plc (Industrials, Electrical Equipment) †			8,496	322,678
Smiths Group plc (Industrials, Industrial Conglomerates)			47,304	839,029
Tate & Lyle plc (Consumer Staples, Food Products)			15,700	133,830
Tesco plc (Consumer Staples, Food & Staples Retailing)			60,000	170,510

				8,998,253

United States : 4.63%
Advance Auto Parts Incorporated (Consumer Discretionary, Specialty Retail)			2,814	422,494
Alphabet Incorporated Class A (Communication Services, Interactive Media & Services) †			301	447,873
Alphabet Incorporated Class C (Communication Services, Interactive Media & Services) †			121	179,438
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †			276	873,452
Berry Global Group Incorporated (Materials, Containers & Packaging) †			16,457	822,685
Gentex Corporation (Consumer Discretionary, Auto Components)			31,450	848,836
Intercontinental Exchange Incorporated (Financials, Capital Markets)			4,830	467,443

				4,062,221

Total Common Stocks (Cost $76,565,153)				84,529,014

		Expiration date
Participation Notes : 0.66%

Ireland: 0.66%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)†(a)		10-29-2020	46,587	581,591

Total Participation Notes (Cost $606,916)				581,591

Rights: 0.01%

Portugal: 0.01%
Energias De Portugal SA (Utilities, Electric Utilities)†		8-6-2020	53,339	5,416

Total Rights (Cost $0)				5,416

Yield
Short-Term Investments : 2.99%
Investment Companies : 2.99%
Wells Fargo Government Money Market Select Class (l)(u)	0.10%		2,625,240	2,625,240

Total Short-Term Investments (Cost $2,625,240)				2,625,240

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2020 (unaudited)

		Value
Total investments in securities (Cost $79,797,309)	99.94%	$87,741,261
Other assets and liabilities, net	0.06	50,639

Total net assets	100.00%	$87,791,900

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

GDR	Global depositary receipt

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
893,800 EUR	1,047,999 USD	Credit Suisse	9-9-2020	$5,655	$0
2,022,634 USD	1,787,600 EUR	Credit Suisse	9-9-2020	0	(84,675)

				$5,655	$(84,675)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	$1,463,656	$5,868,461	$(7,332,260)	$142	$1	$12,564	#	$0
Wells Fargo Government Money Market Fund Select Class	1,895,943	21,500,510	(20,771,213)	0	0	15,171		2,625,240

				$142	$1	$27,735		$2,625,240	2.99%

*	No longer held at end of period.
#	Amount shown represents income before fees and rebates.

Wells Fargo Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$1,483,655	$0	$0	$1,483,655
Austria	151,079	0	0	151,079
Belgium	489,544	0	0	489,544
Brazil	202,391	0	0	202,391
Canada	2,218,889	0	0	2,218,889
Chile	98,817	0	0	98,817
China	4,902,775	0	0	4,902,775
Denmark	2,529,827	0	0	2,529,827
Finland	115,674	0	0	115,674
France	6,436,797	0	0	6,436,797
Germany	9,066,526	0	0	9,066,526
Hong Kong	3,446,881	0	0	3,446,881
Hungary	81,106	0	0	81,106
India	252,625	0	0	252,625
Ireland	5,557,101	0	0	5,557,101
Israel	1,282,382	0	0	1,282,382
Italy	1,587,801	0	0	1,587,801
Japan	10,703,544	0	0	10,703,544
Malaysia	0	70,225	0	70,225
Netherlands	3,754,963	0	0	3,754,963
Norway	715,122	0	0	715,122
Portugal	269,230	0	0	269,230
Russia	956,462	0	0	956,462
Singapore	0	834,181	0	834,181
South Africa	78,368	0	0	78,368

South Korea	3,203,891	0	0	3,203,891
Spain	578,224	0	0	578,224
Sweden	1,017,776	0	0	1,017,776
Switzerland	8,380,960	0	0	8,380,960
Taiwan	873,738	0	0	873,738
Turkey	0	127,986	0	127,986
United Kingdom	8,998,253	0	0	8,998,253
United States	4,062,221	0	0	4,062,221
Participation notes
Ireland	0	581,591	0	581,591
Rights
Portugal	0	5,416	0	5,416
Short-term investments
Investment companies	2,625,240	0	0	2,625,240

	86,121,862	1,619,399	0	87,741,261
Forward foreign currency contracts	0	5,655	0	5,655

Total assets	$86,121,862	$1,625,054	$0	$87,746,916

Liabilities
Forward foreign currency contracts	$0	$84,675	$0	$84,675

Total liabilities	$0	$84,675	$0	$84,675

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 90.98%

Brazil : 6.40%
Ambev SA ADR (Consumer Staples, Beverages)	4,164,500	$11,160,860
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	5,270,000	22,669,926
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	3,649,697	83,480,815
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	4,323,005	52,573,336
Banco Bradesco SA ADR (Financials, Banks)	4,748,163	20,037,248
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,735,794	5,527,651
BRF Brazil Foods SA ADR (Consumer Staples, Food Products) †	7,963,392	31,694,300
Cogna Educacao (Consumer Discretionary, Diversified Consumer Services)	3,346,000	5,310,958
Hapvida Participacoes e Investimentos SA (Health Care, Health Care Providers & Services) 144A	1,994,507	24,905,768
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	3,120,175	24,601,086
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	1,636,906	6,633,540
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	393,600	9,363,614

		297,959,102

Chile : 1.17%
Banco Santander Chile SA ADR (Financials, Banks)	1,130,492	19,342,718
S.A.C.I. Falabella (Consumer Discretionary, Multiline Retail)	9,910,549	35,345,260

		54,687,978

China : 37.15%
51job Incorporated ADR (Industrials, Professional Services) †	536,541	36,420,403
Agora Incorporated ADR (Information Technology, Software) †	104,765	4,561,468
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	450,000	14,283,318
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	530,837	133,250,704
Best Incorporated ADR (Industrials, Air Freight & Logistics) †	3,757,927	15,820,873
Bilibili Incorporated ADR (Communication Services, Entertainment) †	2,595,345	113,105,135
China Distance Education ADR (Consumer Discretionary, Diversified Consumer Services)	966,510	8,427,967
China Life Insurance Company H Shares (Financials, Insurance)	22,643,190	52,179,579
China Literature Limited (Communication Services, Media) 144A†	2,634,968	17,322,119
China MeiDong Auto Holdings Limited (Consumer Discretionary, Specialty Retail)	14,763,400	41,240,676
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	16,105,865	110,346,881
FinVolution Group ADR (Financials, Consumer Finance)	4,401,985	8,936,030
Greentree Hospitality Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,215,741	15,719,531
Hua Medicine Limited (Health Care, Pharmaceuticals) 144A†	8,733,136	7,887,688
Huami Corporation ADR (Information Technology, Electronic Equipment, Instruments & Components) †	2,119,291	28,779,972
IQIYI Incorporated ADR (Communication Services, Entertainment) †	805,339	16,992,653
Jianpu Technology Incorporated ADR (Financials, Consumer Finance) †	3,070,490	1,986,607
Koolearn Technology Holding Limited (Consumer Discretionary, Diversified Consumer Services) 144A†	7,183,215	33,273,218
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	27,687,707	89,133,103
Meituan Dianping (Consumer Discretionary, Internet & Direct Marketing Retail) †	3,935,100	97,434,382
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services) †	553,289	77,571,118
Pinduoduo Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	219,441	20,144,684
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	17,690,600	44,966,623
SINA Corporation (Communication Services, Interactive Media & Services) †	774,207	31,239,252
Tencent Holdings Limited (Communication Services, Interactive Media & Services)	3,263,400	224,850,083
Tongdao Liepin Group (Communication Services, Interactive Media & Services) †	1,636,260	3,800,199
Trip.com Group Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	1,648,013	44,825,954
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	5,302,500	47,207,527
Uxin Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	3,950,000	5,016,500
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	5,778,921	131,586,031
Want Want China Holdings Limited (Consumer Staples, Food Products)	54,125,800	40,016,623
Weibo Corporation ADR (Communication Services, Interactive Media & Services) †	1,410,134	48,734,231
WH Group Limited (Consumer Staples, Food Products) 144A	98,315,700	87,402,445

1

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Emerging Markets Equity Fund

	Shares	Value
China (continued)
Xiaomi Corporation Class B (Information Technology, Technology Hardware, Storage & Peripherals) 144A†	28,977,100	$55,409,548
Zhou Hei Ya International Holding Company Limited (Consumer Staples, Food Products) 144A	25,612,726	20,555,482

		1,730,428,607

Colombia : 0.30%
Bancolombia SA ADR (Financials, Banks)	499,100	13,934,872

Cyprus : 0.15%
Headhunter Group plc ADR (Industrials, Professional Services)	350,160	7,017,206

Hong Kong : 3.50%
AIA Group Limited (Financials, Insurance)	8,677,500	78,430,367
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	32,659,600	34,554,626
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,183,050	7,696,514
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	30,423,400	42,237,821

		162,919,328

India : 8.37%
AU Small Finance Bank Limited (Financials, Banks) 144A	451,041	4,464,138
Axis Bank Limited (Financials, Banks) †	2,770,819	15,986,954
Bajaj Finance Limited (Financials, Consumer Finance)	420,281	18,265,124
Bandhan Bank Limited (Financials, Banks) 144A†	1,416,131	6,532,422
Bharti Airtel Limited (Communication Services, Wireless Telecommunication Services) †	3,909,052	28,991,646
Bharti Infratel Limited (Communication Services, Diversified Telecommunication Services)	1,973,851	5,068,361
Dalmia Bharat Limited (Materials, Construction Materials)	624,658	6,351,159
Fortis Healthcare Limited (Health Care, Health Care Providers & Services) †	5,634,970	10,394,331
HDFC Bank Limited ADR (Financials, Banks)	428,752	20,044,156
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	1,115,700	26,574,725
Indusind Bank Limited (Financials, Banks)	102,217	715,604
ITC Limited (Consumer Staples, Tobacco)	14,733,960	38,236,903
JM Financial Limited (Financials, Capital Markets)	11,571,429	11,554,028
Kotak Mahindra Bank Limited (Financials, Banks)	1,117,262	20,396,332
Max Financial Services Limited (Financials, Insurance) †	925,389	6,907,097
Oberoi Realty Limited (Real Estate, Real Estate Management & Development)	1,064,750	4,979,863
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	200,000	5,526,082
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels) 144A	2,290,274	126,194,097
SBI Life Insurance Company Limited (Financials, Insurance) 144A†	964,273	11,765,903
SH Kelkar & Company Limited (Materials, Chemicals)	1,244,001	1,190,583
Spandana Sphoorty Financial (Financials, Consumer Finance) †	440,254	3,668,563
Ultra Tech Cement Limited (Materials, Construction Materials)	296,000	16,290,337

		390,098,408

Indonesia : 1.35%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	21,151,000	7,450,726
PT Bank Central Asia Tbk (Financials, Banks)	11,949,500	25,595,493
PT Blue Bird Tbk (Industrials, Road & Rail) †	13,605,309	1,039,565
PT Link Net Tbk (Communication Services, Diversified Telecommunication Services)	38,278,161	4,967,848
PT Telekomunikasi Indonesia Persero Tbk ADR (Communication Services, Diversified Telecommunication Services)	1,167,471	23,944,830

		62,998,462

Mexico : 4.97%
America Movil SAB de CV ADR (Communication Services, Wireless Telecommunication Services)	2,526,818	31,938,980
Banco Santander Mexico ADR (Financials, Banks)	3,029,336	9,572,702
Banco Santander Mexico SA (Financials, Banks)	2,977,800	1,913,392
Becle SAB de CV ADR (Consumer Staples, Beverages)	12,667,225	25,880,868
Cemex SAB de CV ADR (Materials, Construction Materials)	4,311,948	13,194,561
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	49,240,122	39,803,630

2

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Shares	Value
Mexico (continued)
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	1,320,182	$81,204,395
Grupo Financiero Banorte SAB de CV (Financials, Banks) †	3,650,488	13,074,833
Walmart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	6,342,900	14,928,830

		231,512,191

Netherlands : 1.33%
Yandex NV Class A (Communication Services, Interactive Media & Services) †	1,080,406	62,166,561

Peru : 0.20%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	796,695	9,448,803

Philippines : 0.67%
Ayala Corporation (Industrials, Industrial Conglomerates)	787,624	11,703,268
San Miguel Food & Beverage Incorporated (Consumer Staples, Food Products)	3,495,810	4,619,178
SM Investments Corporation (Industrials, Industrial Conglomerates)	812,873	14,841,541

		31,163,987

Russia : 1.30%
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	443,149	30,178,447
Magnit PJSC (Consumer Staples, Food & Staples Retailing)	152,816	9,403,270
Sberbank PJSC ADR (Financials, Banks) †	1,740,395	20,736,806

		60,318,523

South Africa : 1.49%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	228,308	7,349,235
MTN Group Limited (Communication Services, Wireless Telecommunication Services)	3,978,543	13,764,741
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	3,211,500	19,646,160
Standard Bank Group Limited (Financials, Banks)	2,007,090	12,752,617
Tiger Brands Limited (Consumer Staples, Food Products)	1,531,933	15,802,603

		69,315,356

South Korea : 10.11%
KT Corporation ADR (Communication Services, Diversified Telecommunication Services)	4,384,713	43,233,270
KT&G Corporation (Consumer Staples, Tobacco)	307,091	20,852,494
Naver Corporation (Communication Services, Interactive Media & Services)	444,000	112,173,913
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	4,737,800	230,248,968
Samsung Life Insurance Company Limited (Financials, Insurance)	642,337	25,636,331
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	559,500	38,884,170

		471,029,146

Taiwan : 10.49%
104 Corporation (Industrials, Professional Services)	1,655,000	8,785,011
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,924,881	93,920,073
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	2,550,000	24,373,176
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	7,035,224	102,186,001
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	2,212,552	174,548,227
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	34,812,368	84,967,633

		488,780,121

Thailand : 1.54%
PTT Exploration & Production plc (Energy, Oil, Gas & Consumable Fuels)	1,933,139	5,641,486
PTT plc (Energy, Oil, Gas & Consumable Fuels)	16,859,000	20,274,593

3

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Emerging Markets Equity Fund

				Shares	Value
Thailand (continued)
Siam Commercial Bank plc (Financials, Banks)				8,405,100	$18,059,543
Thai Beverage plc (Consumer Staples, Beverages)				58,927,000	27,637,621

					71,613,243

Turkey : 0.08%
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)				1,901,979	3,723,190

United Kingdom : 0.15%
Standard Chartered plc (Financials, Banks)				1,364,444	6,890,608

United States : 0.26%
MercadoLibre Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †				10,616	11,938,966

Total Common Stocks (Cost $3,022,360,705)					4,237,944,658

		Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%

Brazil : 0.00%
Lupatech SA (Energy, Energy Equipment & Services) †(a)		6.50%	4-15-2021	$303,000	0

Total Convertible Debentures (Cost $160,691)					0

		Dividend yield		Shares
Preferred Stocks : 1.64%

Brazil : 1.64%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)		0.57		11,707,918	76,533,342

Total Preferred Stocks (Cost $49,439,099)					76,533,342

			Expiration date
Rights : 0.01%

Brazil : 0.01%
B2W Cia Digital (Consumer Discretionary, Internet & Direct Marketing Retail)†			8-7-2020	241,937	324,651

Total Rights (Cost $0)					324,651

		Yield
Short-Term Investments : 7.34%

Investment Companies : 7.34%
Securities Lending Cash Investments LLC (l)(u)		0.00		500	500
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.10		341,918,386	341,918,386

Total Short-Term Investments (Cost $341,918,886)					341,918,886

Total investments in securities (Cost $3,413,879,381)	99.97%				4,656,721,537
Other assets and liabilities, net	0.03				1,307,372

Total net assets	100.00%				$4,658,028,909

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

4

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — July 31, 2020 (unaudited)

Abbreviations:

ADR	American depositary receipt

GDR	Global depositary receipt

REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$150,295,631	$289,154,617	$(439,461,289)	$11,520	$21	$795,584	#	$500
Wells Fargo Government Money Market Fund Select Class	158,178,165	879,110,168	(695,369,947)	0	0	650,734		341,918,386

				$11,520	$21	$650,734		$341,918,886	7.34%

#	Amount shown represents income before fees and expenses.

Wells Fargo Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$297,959,102	$0	$0	$297,959,102
Chile	54,687,978	0	0	54,687,978
China	1,730,428,607	0	0	1,730,428,607
Colombia	13,934,872	0	0	13,934,872
Cyprus	7,017,206	0	0	7,017,206
Hong Kong	162,919,328	0	0	162,919,328
India	390,098,408	0	0	390,098,408
Indonesia	23,944,830	39,053,632	0	62,998,462
Mexico	231,512,191	0	0	231,512,191
Netherlands	62,166,561	0	0	62,166,561
Peru	9,448,803	0	0	9,448,803
Philippines	0	31,163,987	0	31,163,987
Russia	60,318,523	0	0	60,318,523
South Africa	69,315,356	0	0	69,315,356
South Korea	471,029,146	0	0	471,029,146
Taiwan	488,780,121	0	0	488,780,121
Thailand	43,975,622	27,637,621	0	71,613,243
Turkey	0	3,723,190	0	3,723,190
United Kingdom	6,890,608	0	0	6,890,608
United States	11,938,966	0	0	11,938,966

Preferred stocks
Brazil	76,533,342	0	0	76,533,342
Rights
Brazil	0	324,651	0	324,651
Short-term investments
Investment companies	341,918,886	0	0	341,918,886

Total assets	$4,554,818,456	$101,903,081	$0	$4,656,721,537

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 95.06%

Brazil : 4.37%
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	375,800	$4,570,214
Banco BTG Pactual SA (Financials, Capital Markets)	318,843	5,282,114
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	626,200	2,724,931
Vale SA (Materials, Metals & Mining)	449,774	5,234,452

		17,811,711

China : 31.74%
China Communications Services Corporation Limited H Shares (Industrials, Construction & Engineering)	2,898,000	1,877,083
China Construction Bank H Shares (Financials, Banks)	12,819,000	9,394,723
China Life Insurance Company H Shares (Financials, Insurance)	1,370,000	3,157,065
China Merchants Bank Company Limited H Shares (Financials, Banks)	787,500	3,673,164
China Merchants Shekou Industrial Zone Holdings Company Limited Class A (Real Estate, Real Estate Management & Development)	1,413,002	3,453,802
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	1,165,500	7,985,246
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	1,089,500	3,317,575
China Resources Land Limited (Real Estate, Real Estate Management & Development)	854,000	3,559,114
China Yongda Automobile Service Holding Company (Consumer Discretionary, Specialty Retail)	2,413,500	2,481,916
CITIC Securities Company Limited H Shares (Financials, Capital Markets)	1,569,500	3,653,250
ENN Energy Holdings Limited (Utilities, Gas Utilities)	270,300	3,274,863
Geely Automobile Holdings Limited (Consumer Discretionary, Automobiles)	1,781,000	3,745,700
Haier Smart Home Company Limited Class A (Consumer Discretionary, Household Durables)	1,150,621	2,967,430
Hengan International Group Company Limited (Consumer Staples, Personal Products)	241,000	2,022,767
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer Staples, Food Products)	665,678	3,493,629
Kunlun Energy Company Limited (Utilities, Gas Utilities)	3,860,000	3,227,333
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	4,738,000	2,854,917
Lomon Billions Group Company Limited (Materials, Chemicals)	989,775	3,343,921
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	857,655	8,816,784
Minth Group Limited (Consumer Discretionary, Auto Components)	672,000	2,002,916
Nari Technology Company Limited (Industrials, Electrical Equipment)	1,135,268	3,456,472
NetEase Incorporated ADR (Communication Services, Entertainment)	9,886	4,531,940
Ping An Insurance Group Company H Shares (Financials, Insurance)	832,500	8,818,788
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	454,000	1,757,351
Shimao Property Holding Limited (Real Estate, Real Estate Management & Development)	994,000	4,213,114
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	1,258,400	2,997,312
Suzhou Gold Mantis Construction Decoration Company Limited (Consumer Discretionary, Household Durables)	3,457,500	4,443,553
Tingyi Holding Corporation (Consumer Staples, Food Products)	2,062,000	3,841,823
Topsports International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,442,000	4,139,122
Uni-President China Holdings Limited (Consumer Staples, Food Products)	1,795,000	1,945,473
Wanhua Chemical Group Company Limited Class A (Materials, Chemicals)	458,179	4,437,040
Weichai Power Company Limited H Shares (Industrials, Machinery)	1,862,000	4,016,959
WH Group Limited (Consumer Staples, Food Products) 144A	2,848,000	2,531,866

		129,434,011

Greece : 0.84%
Hellenic Telecommunications Organization SA (Communication Services, Diversified Telecommunication Services)	232,050	3,416,793

Hong Kong : 5.05%
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	263,800	2,964,657
China Merchants Port Holdings Company Limited (Industrials, Transportation Infrastructure)	2,740,000	3,135,853
Chow Tai Fook Jewellery Company Limited (Consumer Discretionary, Specialty Retail)	2,901,200	3,125,688
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	1,578,000	1,669,561
Hong Kong Exchanges & Clearing Limited (Financials, Capital Markets)	96,700	4,618,962
Man Wah Holdings Limited (Consumer Discretionary, Household Durables)	1,843,200	2,092,843

1

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

	Shares	Value
Hong Kong (continued)
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	2,842,000	$2,973,900

		20,581,464

India : 8.35%
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	880,173	4,868,379
Embassy Office Parks REIT (Real Estate, Equity REITs)	812,800	3,891,336
Hero Motorcorp Limited (Consumer Discretionary, Automobiles)	66,227	2,369,344
Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	1,233,413	3,544,646
Infosys Limited (Information Technology, IT Services)	522,637	6,748,436
Mahanagar Gas Limited (Utilities, Gas Utilities)	257,867	3,358,777
Manappuram Finance Limited (Financials, Consumer Finance)	2,214,940	4,692,638
Tech Mahindra Limited (Information Technology, IT Services)	503,124	4,584,187

		34,057,743

Indonesia : 1.97%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	8,427,300	2,968,630
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	9,244,000	2,007,937
PT Telekomunikasi Indonesia Persero Tbk (Communication Services, Diversified Telecommunication Services)	14,630,400	3,051,607

		8,028,174

Malaysia : 1.14%
Bursa Malaysia Bhd (Financials, Capital Markets)	1,023,900	2,244,566
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	392,200	2,402,355

		4,646,921

Mexico : 1.54%
America Movil SAB de CV ADR (Communication Services, Wireless Telecommunication Services)	136,525	1,725,676
Kimberly-Clark de Mexico SAB de CV Class A (Consumer Staples, Household Products)	1,217,325	2,001,434
Walmart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	1,090,791	2,567,317

		6,294,427

Netherlands : 0.52%
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)	56,923	2,138,028

Peru : 0.46%
Credicorp Limited (Financials, Banks)	14,632	1,860,751

Philippines : 0.48%
Bank of the Philippine Islands (Financials, Banks)	1,402,160	1,947,167

Poland : 0.45%
PKO Bank Polski SA (Financials, Banks)	319,290	1,854,181

Russia : 3.10%
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	30,540	2,079,774
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	11,348	2,989,132
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	374,453	3,317,654
NovaTek OAO Sponsored GDR (Energy, Oil, Gas & Consumable Fuels)	13,507	1,980,126
Sberbank PJSC ADR (Financials, Banks) †	190,879	2,274,323

		12,641,009

Saudi Arabia : 0.79%
National Commercial Bank (Financials, Banks)	333,708	3,228,066

2

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Shares	Value
South Africa : 4.18%
Gold Fields Limited ADR (Materials, Metals & Mining)	272,919	$3,572,510
MTN Group Limited (Communication Services, Wireless Telecommunication Services)	578,478	2,001,386
Naspers Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	40,607	7,476,772
Standard Bank Group Limited (Financials, Banks)	336,452	2,137,743
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	240,285	1,854,385

		17,042,796

South Korea : 10.40%
KB Financial Group Incorporated (Financials, Banks)	111,758	3,306,588
Kia Motors Corporation (Consumer Discretionary, Automobiles)	133,654	4,532,165
POSCO (Materials, Metals & Mining)	19,248	3,126,144
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	434,800	21,130,536
Samsung Fire & Marine Insurance (Financials, Insurance)	11,948	1,719,894
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	78,851	5,479,992
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	16,741	3,098,364

		42,393,683

Taiwan : 15.85%
ASE Technology Holding Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,551,350	4,003,552
CTBC Financial Holding Company Limited (Financials, Banks)	4,169,000	2,760,880
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	460,000	3,140,521
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,578,704	4,225,039
Largan Precision Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,000	2,089,129
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	241,000	5,766,987
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	1,810,000	5,054,123
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	200,000	2,556,794
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,148,000	31,199,508
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	842,000	2,055,096
Wiwynn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	66,500	1,779,720

		64,631,349

Thailand : 1.84%
Advanced Info Service PCL (Communication Services, Wireless Telecommunication Services)	319,200	1,893,755
Bangkok Commercial Asset Management Public Company Limited (Financials, Capital Markets)	2,691,700	2,123,493
Thai Beverage plc (Consumer Staples, Beverages)	3,876,200	1,817,994
Tisco Financial Group PCL (Financials, Banks)	803,400	1,674,689

		7,509,931

United Arab Emirates : 0.46%
Aldar Properties PJSC (Real Estate, Real Estate Management & Development)	3,960,809	1,881,888

United Kingdom : 1.01%
Polymetal International plc (Materials, Metals & Mining)	165,340	4,101,349

United States : 0.52%
Southern Copper Corporation (Materials, Metals & Mining)	48,106	2,102,713

Total Common Stocks (Cost $326,175,966)		387,604,155

3

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

		Dividend yield	Shares	Value
Preferred Stocks : 3.71%

Brazil : 2.09%
Banco Bradesco SA (Financials, Banks)		3.11%	665,018	$2,860,704
Banco BTG Pactual SA (Financials, Banks)		0.90	71,004	255,892
Itaúsa Investimentos Itaú SA (Financials, Banks)		5.28	1,437,319	2,939,911
Petroleo Brasil SP ADR (Energy, Oil, Gas & Consumable Fuels)		3.30	288,119	2,457,655

				8,514,162

South Korea : 1.62%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		2.14	159,236	6,615,899

Total Preferred Stocks (Cost $13,052,667)				15,130,061

		Yield
Short-Term Investments : 1.11%

Investment Companies : 1.11%
Wells Fargo Government Money Market Select Class (l)(u)		0.10%	4,509,221	4,509,221

Total Short-Term Investments (Cost $4,509,221)				4,509,221

Total investments in securities (Cost $343,737,854)	99.88%			407,243,437
Other assets and liabilities, net	0.12			494,332

Total net assets	100.00%			$407,737,769

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

GDR	Global depositary receipt

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$11,617,435	$324,870,664	$(331,978,878)	$0	$0	$118,103	$4,509,221	1.11%

Wells Fargo Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$17,811,711	$0	$0	$17,811,711
China	129,434,011	0	0	129,434,011
Greece	3,416,793	0	0	3,416,793
Hong Kong	20,581,464	0	0	20,581,464
India	34,057,743	0	0	34,057,743
Indonesia	0	8,028,174	0	8,028,174
Malaysia	0	4,646,921	0	4,646,921
Mexico	6,294,427	0	0	6,294,427
Netherlands	2,138,028	0	0	2,138,028
Peru	1,860,751	0	0	1,860,751
Philippines	0	1,947,167	0	1,947,167
Poland	1,854,181	0	0	1,854,181
Russia	12,641,009	0	0	12,641,009
Saudi Arabia	0	3,228,066	0	3,228,066
South Africa	17,042,796	0	0	17,042,796
South Korea	42,393,683	0	0	42,393,683
Taiwan	64,631,349	0	0	64,631,349
Thailand	5,691,937	1,817,994	0	7,509,931
United Arab Emirates	0	1,881,888	0	1,881,888
United Kingdom	4,101,349	0	0	4,101,349
United States	2,102,713	0	0	2,102,713
Preferred stocks
Brazil	8,514,162	0	$0	8,514,162
South Korea	6,615,899	0	0	6,615,899
Short-term investments
Investment companies	4,509,221	0	0	4,509,221

Total assets	$385,693,227	$21,550,210	$0	$407,243,437

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Global Small Cap Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.28%

Australia : 3.02%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	147,821	$4,060,734
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	50,494	2,666,697

		6,727,431

Austria : 0.67%
Mayr-Melnhof Karton AG (Materials, Containers & Packaging)	9,569	1,481,116

Belgium : 1.13%
Barco NV (Information Technology, Electronic Equipment, Instruments & Components)	128,166	2,520,045

Bermuda : 1.95%
Helen of Troy Limited (Consumer Discretionary, Household Durables) †	15,100	2,842,575
White Mountains Insurance Group Limited (Financials, Insurance)	1,700	1,496,221

		4,338,796

Canada : 5.14%
BlackBerry Limited NYSE (Information Technology, Software) †	342,527	1,623,578
Blackberry Limited TSX (Information Technology, Software) †	216,100	1,024,476
Novanta Incorporated (Information Technology, Electronic Equipment, Instruments & Components) †	50,319	5,217,074
Primo Water Corporation (Consumer Staples, Beverages)	156,635	2,223,025
Stantec Incorporated (Industrials, Professional Services)	41,600	1,338,890

		11,427,043

France : 3.09%
Alten SA (Information Technology, IT Services) †	45,701	3,563,779
M6 Métropole Télévision SA (Communication Services, Media) †	183,710	2,215,949
Mersen SA (Industrials, Electrical Equipment) †	40,722	1,086,487

		6,866,215

Germany : 4.65%
Cancom SE (Information Technology, IT Services)	19,383	1,163,301
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	39,321	4,506,761
Krones AG (Industrials, Machinery)	21,855	1,325,822
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	128,183	3,355,070

		10,350,954

Hong Kong : 0.68%
Sunlight REIT (Real Estate, Equity REITs)	3,257,000	1,521,275

Ireland : 0.92%
Irish Residential Properties REIT plc (Real Estate, Equity REITs)	1,202,337	2,053,626

Italy : 2.72%
De’Longhi SpA (Consumer Discretionary, Household Durables) †	61,449	1,922,516
GVS SpA †	150,124	1,957,604
Interpump Group SpA (Industrials, Machinery)	66,518	2,168,864

		6,048,984

Japan : 11.97%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	97,100	2,912,404
Daiseki Company Limited (Industrials, Commercial Services & Supplies)	100,400	2,135,948
DTS Corporation (Information Technology, IT Services)	153,000	2,919,654
Fuji Seal International Incorporated (Materials, Containers & Packaging)	115,800	2,061,000
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	28,100	1,433,470
Kyushu Railway Company (Industrials, Road & Rail)	36,800	722,407
Meitec Corporation (Industrials, Professional Services)	60,100	2,776,336
Nihon Parkerizing Company Limited (Materials, Chemicals)	255,300	2,464,849

1

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Global Small Cap Fund

	Shares	Value
Japan (continued)
ORIX JREIT Incorporated (Real Estate, Equity REITs)	2,200	$2,824,430
Paramount Bed Holdings Company Limited (Health Care, Health Care Equipment & Supplies)	41,100	1,749,143
San-A Company Limited (Consumer Staples, Food & Staples Retailing)	34,200	1,282,641
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	179,500	2,012,815
Taikisha Limited (Industrials, Construction & Engineering)	47,500	1,323,745

		26,618,842

Luxembourg : 0.15%
Stabilus SA (Industrials, Machinery)	6,594	329,959

Netherlands : 1.07%
Brunel International NV (Industrials, Professional Services) †	82,661	594,934
IMCD Group NV (Industrials, Trading Companies & Distributors)	12,261	1,264,616
TKH Group NV (Industrials, Electrical Equipment)	13,514	528,823

		2,388,373

Norway : 0.42%
Atea ASA (Information Technology, IT Services)	80,475	926,601

Singapore : 0.59%
CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)	1,104,500	1,302,443

Spain : 2.28%
Vidrala SA (Materials, Containers & Packaging)	14,716	1,617,330
Viscofan SA (Consumer Staples, Food Products)	47,126	3,455,628

		5,072,958

Sweden : 1.51%
AAK AB (Consumer Staples, Food Products) †	120,675	2,127,546
Hexpol AB (Materials, Chemicals) †	184,859	1,225,333

		3,352,879

Switzerland : 1.78%
Bossard Holding AG (Industrials, Trading Companies & Distributors)	6,591	1,122,823
Bucher Industries AG (Industrials, Machinery)	4,639	1,522,746
OC Oerlikon Corporation AG (Industrials, Machinery)	157,321	1,309,073

		3,954,642

United Kingdom : 9.64%
Britvic plc (Consumer Staples, Beverages)	337,486	3,527,527
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	610,487	2,546,020
Elementis plc (Materials, Chemicals)	709,883	592,853
Lancashire Holdings Limited (Financials, Insurance)	74,076	750,998
Mears Group plc (Industrials, Commercial Services & Supplies)	157,713	282,831
Morgan Advanced Materials plc (Industrials, Machinery)	312,583	887,901
NCC Group plc (Information Technology, IT Services)	409,452	905,794
Nomad Foods Limited (Consumer Staples, Food Products) †	173,291	3,996,090
S4 Capital plc (Communication Services, Media) †	725,100	3,274,588
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	101,635	3,417,803
Tate & Lyle plc (Consumer Staples, Food Products)	146,849	1,251,771

		21,434,176

United States : 44.90%
ACI Worldwide Incorporated (Information Technology, Software) †	162,900	4,364,091
Agree Realty Corporation (Real Estate, Equity REITs)	32,100	2,149,737
Balchem Corporation (Materials, Chemicals)	18,300	1,834,758
Blackbaud Incorporated (Information Technology, Software)	43,500	2,720,490
Bottomline Technologies (DE) Incorporated (Information Technology, Software) †	49,400	2,384,044
CBIZ Incorporated (Industrials, Professional Services) †	232,839	5,630,047
Central Garden & Pet Company Class A (Consumer Staples, Household Products) †	113,146	3,920,509
CorVel Corporation (Health Care, Health Care Providers & Services) †	61,400	4,880,686

2

Wells Fargo Global Small Cap Fund	Portfolio of investments — July 31, 2020 (unaudited)

			Shares	Value
United States (continued)
CSW Industrials Incorporated (Industrials, Building Products)			77,662	$5,187,045
CyberArk Software Limited (Information Technology, Software) †			39,200	4,619,328
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) †			528,537	4,696,051
EnPro Industries Incorporated (Industrials, Machinery)			44,000	2,100,120
Euronet Worldwide Incorporated (Information Technology, IT Services) †			22,400	2,153,536
Forward Air Corporation (Industrials, Air Freight & Logistics)			27,200	1,414,128
Gibraltar Industries Incorporated (Industrials, Building Products) †			85,500	4,422,060
Healthcare Services Group Incorporated (Industrials, Commercial Services & Supplies)			170,300	4,460,157
ICU Medical Incorporated (Health Care, Health Care Equipment & Supplies) †			13,100	2,406,863
Ingevity Corporation (Materials, Chemicals) †			56,600	3,309,968
Innospec Incorporated (Materials, Chemicals)			71,916	5,405,926
Mayville Engineering Company Incorporated (Industrials, Machinery) †			461,000	3,498,990
MGE Energy Incorporated (Utilities, Electric Utilities)			67,292	4,463,478
Natus Medical Incorporated (Health Care, Health Care Equipment & Supplies) †			178,300	3,312,814
Neogen Corporation (Health Care, Health Care Equipment & Supplies) †			17,200	1,320,444
PAE Incorporated (Industrials, Aerospace & Defense) †			141,300	1,113,444
Progress Software Corporation (Information Technology, Software)			56,900	1,983,534
Retail Value Incorporated (Real Estate, Equity REITs)			141,759	1,794,669
Standex International Corporation (Industrials, Machinery)			36,651	1,962,661
Stepan Company (Materials, Chemicals)			50,400	5,503,680
Varex Imaging Corporation (Health Care, Health Care Equipment & Supplies) †			181,100	2,839,648
Virtusa Corporation (Information Technology, IT Services) †			88,719	3,601,991
Vital Farms Incorporated (Consumer Staples, Food Products) †			11,509	405,807

				99,860,704

Total Common Stocks (Cost $201,590,534)				218,577,062

Yield
Short-Term Investments : 1.80%

Investment Companies : 1.80%
Wells Fargo Government Money Market Select Class (I)(u)		0.10%	3,997,454	3,997,454

Total Short-Term Investments (Cost $3,997,454)				3,997,454

Total investments in securities (Cost $205,587,988)	100.08%			222,574,516
Other assets and liabilities, net	(0.08)			(168,238)

Total net assets	100.00%			$222,406,278

†	Non-income-earning security
(I)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value,end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	$9,480,677	$38,792,257	$(48,272,812)	$(277)	$155	$52,095	#	$0
Wells Fargo Government Money Market Fund Select Class	14,798,744	74,923,590	(85,724,880)	0	0	72,447		3,997,454

				$(277)	$155	$124,542		$3,997,454	1.80%

*	No longer held at the end of the period.
#	Amount shown represents income before fees and rebates.

Wells Fargo Global Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Australia	$6,727,431	$0	$0	$6,727,431
Austria	1,481,116	0	0	1,481,116
Belgium	2,520,045	0	0	2,520,045
Bermuda	4,338,796	0	0	4,338,796
Canada	11,427,043	0	0	11,427,043
France	6,866,215	0	0	6,866,215
Germany	10,350,954	0	0	10,350,954
Hong Kong	1,521,275	0	0	1,521,275
Ireland	2,053,626	0	0	2,053,626
Italy	6,048,984	0	0	6,048,984
Japan	26,618,842	0	0	26,618,842
Luxembourg	329,959	0	0	329,959
Netherlands	2,388,373	0	0	2,388,373
Norway	926,601	0	0	926,601
Singapore	0	1,302,443	0	1,302,443
Spain	5,072,958	0	0	5,072,958
Sweden	3,352,879	0	0	3,352,879
Switzerland	3,954,642	0	0	3,954,642
United Kingdom	21,434,176	0	0	21,434,176
United States	99,860,704	0	0	99,860,704
Short-term investments
Investment companies	3,997,454	0	0	3,997,454

Total assets	$221,272,073	$1,302,443	$0	$222,574,516

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo International Equity Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.47%

Australia : 1.62%
Qantas Airways Limited (Industrials, Airlines)	1,424,057	$3,286,259

Canada : 3.28%
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) †	132,100	2,221,966
Lundin Mining Corporation (Materials, Metals & Mining)	790,493	4,426,218

		6,648,184

China : 12.19%
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	159,516	5,063,151
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	752,000	5,152,213
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	127,920	1,547,832
LONGi Green Energy Technology Company Limited Class A (Information Technology, Semiconductors & Semiconductor Equipment)	114,601	932,637
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	505,151	5,193,006
OPPEIN Home Group Incorporated Class A (Consumer Discretionary, Household Durables)	208,831	2,680,589
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	2,342,600	4,159,088

		24,728,516

Denmark : 1.86%
Danske Bank AS (Financials, Banks) †	234,819	3,773,923

France : 5.30%
Compagnie de Saint-Gobain SA (Industrials, Building Products) †	118,009	4,332,904
Orange SA (Communication Services, Diversified Telecommunication Services)	131,537	1,535,806
Sanofi SA (Health Care, Pharmaceuticals)	46,804	4,882,010

		10,750,720

Germany : 7.69%
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	18,107	4,794,793
Rheinmetall AG (Industrials, Industrial Conglomerates)	46,165	4,363,459
SAP SE (Information Technology, Software)	27,453	4,326,215
Siemens AG (Industrials, Industrial Conglomerates)	16,562	2,113,239

		15,597,706

Hong Kong : 3.81%
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	2,649,600	2,478,562
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	3,590,000	5,262,041

		7,740,603

India : 2.52%
Tech Mahindra Limited (Information Technology, IT Services)	561,219	5,113,516

Ireland : 1.34%
Greencore Group plc (Consumer Staples, Food Products)	1,624,272	2,719,374

Israel : 2.35%
Check Point Software Technologies Limited (Information Technology, Software) †	38,058	4,770,569

Italy : 2.07%
Prysmian SpA (Industrials, Electrical Equipment)	164,574	4,193,193

1

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo International Equity Fund

	Shares	Value
Japan : 11.72%
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	322,000	$4,024,430
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,131,000	4,957,574
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	156,800	4,633,417
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,277,700	4,746,036
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	152,900	5,425,274

		23,786,731

Malaysia : 0.36%
CIMB Group Holdings Bhd (Financials, Banks)	863,825	733,054

Mexico : 1.59%
Fresnillo plc (Materials, Metals & Mining)	199,376	3,216,617

Netherlands : 6.18%
Koninklijke Philips NV (Health Care, Health Care Equipment & Supplies) †	106,726	5,517,761
NN Group NV (Financials, Insurance)	127,156	4,643,288
OCI NV (Materials, Chemicals) †	201,928	2,380,991

		12,542,040

Norway : 1.80%
DNB ASA (Financials, Banks) †	239,923	3,652,151

Russia : 1.59%
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	364,581	3,230,188

Singapore : 1.66%
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	857,200	3,375,565

South Korea : 10.15%
Coway Company Limited (Consumer Discretionary, Household Durables)	88,026	5,666,942
Hana Financial Group Incorporated (Financials, Banks)	140,141	3,470,001
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A	5,269	6,354,414
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	27,635	5,114,586

		20,605,943

Switzerland : 4.92%
LafargeHolcim Limited (Materials, Construction Materials)	101,908	4,792,590
Novartis AG (Health Care, Pharmaceuticals)	62,819	5,183,916

		9,976,506

Thailand : 0.76%
Siam Commercial Bank plc (Financials, Banks)	720,900	1,548,955

United Kingdom : 7.82%
John Wood Group plc (Energy, Energy Equipment & Services)	803,854	2,010,314
Kingfisher plc (Consumer Discretionary, Specialty Retail)	721,501	2,284,612
Man Group plc (Financials, Capital Markets)	616,250	1,000,676
Melrose Industries plc (Industrials, Electrical Equipment)	897,966	1,002,178
Nomad Foods Limited (Consumer Staples, Food Products) †	102,220	2,357,193
Sensata Technologies Holding plc (Industrials, Electrical Equipment) †	54,581	2,072,986
Smiths Group plc (Industrials, Industrial Conglomerates)	290,247	5,148,096

		15,876,055

United States : 5.89%
Advance Auto Parts Incorporated (Consumer Discretionary, Specialty Retail)	17,245	2,589,164

2

Wells Fargo International Equity Fund	Portfolio of investments — July 31, 2020 (unaudited)

			Shares	Value
United States (continued)
Berry Global Group Incorporated (Materials, Containers & Packaging) †			100,801	$5,039,042
Gentex Corporation (Consumer Discretionary, Auto Components)			159,931	4,316,538

				11,944,744

Total Common Stocks (Cost $177,202,631)				199,811,112

		Yield
Short-Term Investments : 1.42%

Investment Companies : 1.42%
Wells Fargo Government Money Market Select Class (l)(u)		0.10%	2,868,386	2,868,386

Total Short-Term Investments (Cost $2,868,386)				2,868,386

Total investments in securities (Cost $180,071,017)	99.89%			202,679,498
Other assets and liabilities, net	0.11			233,190

Total net assets	100.00%			$202,912,688

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

GDR	Global depositary receipt

3

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
5,245,250 EUR	6,150,166 USD	Credit Suisse	9-9-2020	$33,187	$0
11,869,791 USD	10,490,500 EUR	Credit Suisse	9-9-2020	0	(496,914)

				$33,187	$(496,914)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of priod	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	$0	$8,995,444	$(8,995,750)	$306	$0	6,224	#	$0
Wells Fargo Government Money Market Fund Select Class	2,779,280	96,879,888	(96,790,782)	0	0	36,963		2,868,386

				$0	$(0)	$36,963		$2,868,386	1.42%

*	No longer held at the end of the period
#	Amount shown represents income before fees and rebates.

Wells Fargo International Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$3,286,259	$0	$0	$3,286,259
Canada	6,648,184	0	0	6,648,184
China	24,728,516	0	0	24,728,516
Denmark	3,773,923	0	0	3,773,923
France	10,750,720	0	0	10,750,720
Germany	15,597,706	0	0	15,597,706
Hong Kong	7,740,603	0	0	7,740,603
India	5,113,516	0	0	5,113,516
Ireland	2,719,374	0	0	2,719,374
Israel	4,770,569	0	0	4,770,569
Italy	4,193,193	0	0	4,193,193
Japan	23,786,731	0	0	23,786,731
Malaysia	0	733,054	0	733,054
Mexico	3,216,617	0	0	3,216,617
Netherlands	12,542,040	0	0	12,542,040
Norway	3,652,151	0	0	3,652,151
Russia	3,230,188	0	0	3,230,188
Singapore	0	3,375,565	0	3,375,565
South Korea	20,605,943	0	0	20,605,943
Switzerland	9,976,506	0	0	9,976,506
Thailand	1,548,955	0	0	1,548,955
United Kingdom	15,876,055	0	0	15,876,055
United States	11,944,744	0	0	11,944,744
Short-term investments
Investment companies	2,868,386	0	0	2,868,386

	198,570,879	4,108,619	0	202,679,498

Forward foreign currency contracts	0	33,187	0	33,187

Total assets	$198,570,879	$4,141,806	$0	$202,712,685

Liabilities
Forward foreign currency contracts	$0	$496,914	$0	$496,914

Total liabilities	$0	$496,914	$0	$496,914

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

For the nine months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intrinsic World Equity Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.18%

France : 6.37%
Air Liquide SA (Materials, Chemicals)	19,600	$3,223,061
AXA SA (Financials, Insurance)	87,900	1,746,130
Capgemini SA (Information Technology, IT Services)	27,500	3,547,104

		8,516,295

Germany : 3.29%
Deutsche Telekom AG (Communication Services, Diversified Telecommunication Services)	155,900	2,601,296
SAP SE (Information Technology, Software)	11,400	1,796,483

		4,397,779

Hong Kong : 2.85%
AIA Group Limited (Financials, Insurance)	301,600	2,725,969
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A†	1,160,490	1,085,578

		3,811,547

Ireland : 2.37%
Medtronic plc (Health Care, Health Care Equipment & Supplies)	32,800	3,164,544

Japan : 8.57%
Nidec Corporation (Industrials, Electrical Equipment)	50,500	3,995,442
ORIX Corporation (Financials, Diversified Financial Services)	156,600	1,680,578
Renesas Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment) †	397,400	2,169,923
Sony Corporation (Consumer Discretionary, Household Durables)	47,340	3,611,713

		11,457,656

Netherlands : 4.54%
AerCap Holdings NV (Industrials, Trading Companies & Distributors) †	51,900	1,397,667
Airbus SE (Industrials, Aerospace & Defense) †	23,700	1,731,160
Unilever NV (Consumer Staples, Personal Products)	49,700	2,933,791

		6,062,618

Switzerland : 5.48%
Nestle SA (Consumer Staples, Food Products)	24,400	2,884,085
Novartis AG ADR (Health Care, Pharmaceuticals)	27,600	2,267,064
Roche Holding AG (Health Care, Pharmaceuticals)	6,300	2,177,497

		7,328,646

United States : 65.71%
Advance Auto Parts Incorporated (Consumer Discretionary, Specialty Retail)	16,700	2,507,338
Alphabet Incorporated Class C (Communication Services, Interactive Media & Services) †	3,450	5,116,212
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †	1,720	5,443,250
American International Group Incorporated (Financials, Insurance)	67,500	2,169,450
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	6,350	2,699,004
Bank of America Corporation (Financials, Banks)	96,900	2,410,872
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)	25,200	2,115,288
Cigna Corporation (Health Care, Health Care Providers & Services)	18,400	3,177,496
Comcast Corporation Class A (Communication Services, Media)	77,300	3,308,440
Dollar Tree Incorporated (Consumer Discretionary, Multiline Retail) †	25,700	2,399,095
Eli Lilly & Company (Health Care, Pharmaceuticals)	10,000	1,502,900
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	20,550	962,768
Fiserv Incorporated (Information Technology, IT Services) †	24,600	2,454,834
Honeywell International Incorporated (Industrials, Industrial Conglomerates)	20,100	3,002,337
Intercontinental Exchange Incorporated (Financials, Capital Markets)	33,400	3,232,452
Marsh & McLennan Companies Incorporated (Financials, Insurance)	22,800	2,658,480
Merck & Company Incorporated (Health Care, Pharmaceuticals)	40,200	3,225,648
Microsoft Corporation (Information Technology, Software)	33,900	6,949,838
Mondelez International Incorporated Class A (Consumer Staples, Food Products)	54,700	3,035,303

1

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Intrinsic World Equity Fund

			Shares	Value
United States (continued)
Motorola Solutions Incorporated (Information Technology, Communications Equipment)			22,900	$3,201,420
Northrop Grumman Corporation (Industrials, Aerospace & Defense)			9,200	2,990,092
ON Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment) †			175,900	3,623,540
Stryker Corporation (Health Care, Health Care Equipment & Supplies)			12,000	2,319,600
The Coca-Cola Company (Consumer Staples, Beverages)			57,100	2,697,404
The Goldman Sachs Group Incorporated (Financials, Capital Markets)			6,800	1,346,128
The Walt Disney Company (Communication Services, Entertainment)			25,000	2,923,500
Truist Financial Corporation (Financials, Banks)			51,600	1,932,936
Visa Incorporated Class A (Information Technology, IT Services)			25,600	4,874,240
Vulcan Materials Company (Materials, Construction Materials)			16,200	1,902,204
Waste Management Incorporated (Industrials, Commercial Services & Supplies)			15,000	1,644,000

				87,826,069

Total Common Stocks (Cost $97,712,718)				132,565,154

		Yield
Short-Term Investments : 0.04%

Investment Companies : 0.04%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.10%	50,151	50,151

Total Short-Term Investments (Cost $50,151)				50,151

Total investments in securities (Cost $97,762,869)	99.22%			132,615,305
Other assets and liabilities, net	0.78			1,043,943

Total net assets	100.00%			$133,659,248

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	$1,698,178	$15,784,730	$(17,482,752)	$(156)	$0	$16,392	#	$0
Wells Fargo Government Money Market Fund Select Class	1,542,025	15,954,826	(17,446,700)	0	0	4,394		50,151

				$(156)	$0	$20,786		$50,151	0.04%

*	No longer held at the end of the period
#	Amount shown represents income before fees and rebates.

Wells Fargo Intrinsic World Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2020, such fair value pricing was not used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
France	$8,516,295	$0	$0	$8,516,295
Germany	4,397,779	0	0	4,397,779
Hong Kong	3,811,547	0	0	3,811,547
Ireland	3,164,544	0	0	3,164,544
Japan	11,457,656	0	0	11,457,656
Netherlands	6,062,618	0	0	6,062,618
Switzerland	7,328,646	0	0	7,328,646
United States	87,826,069	0	0	87,826,069
Short-term investments
Investment companies	50,151	0	0	50,151

Total assets	$132,615,305	$0	$0	$132,615,305

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special International Small Cap Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 95.46%

Australia : 5.53%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	6,632	$182,185
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,910	100,871

		283,056

Austria : 1.35%
Mayr-Melnhof Karton AG (Materials, Containers & Packaging)	448	69,343

Belgium : 2.08%
Barco NV (Information Technology, Electronic Equipment, Instruments & Components)	5,425	106,668

Canada : 4.18%
Blackberry Limited TSX (Information Technology, Software) †	10,100	47,882
Primo Water Corporation (Consumer Staples, Beverages)	7,400	105,024
Stantec Incorporated (Industrials, Professional Services)	1,900	61,151

		214,057

France : 6.15%
Alten SA (Information Technology, IT Services) †	2,160	168,438
M6 Métropole Télévision SA (Communication Services, Media) †	8,050	97,101
Mersen SA (Industrials, Electrical Equipment) †	1,858	49,573

		315,112

Germany : 9.77%
Cancom SE (Information Technology, IT Services)	993	59,596
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	1,857	212,839
Krones AG (Industrials, Machinery)	1,105	67,034
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	6,135	160,578

		500,047

Hong Kong : 1.05%
Sunlight REIT (Real Estate, Equity REITs)	115,000	53,714

Ireland : 1.90%
Irish Residential Properties REIT plc (Real Estate, Equity REITs)	57,117	97,557

Italy : 5.18%
De’Longhi SpA (Consumer Discretionary, Household Durables) †	2,760	86,350
GVS SpA †	5,928	77,301
Interpump Group SpA (Industrials, Machinery)	3,112	101,469

		265,120

Japan : 24.10%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	4,700	140,971
Daiseki Company Limited (Industrials, Commercial Services & Supplies)	5,100	108,499
DTS Corporation (Information Technology, IT Services)	6,400	122,129
Fuji Seal International Incorporated (Materials, Containers & Packaging)	4,900	87,210
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,600	81,621
Kyushu Railway Company (Industrials, Road & Rail)	1,700	33,372
Meitec Corporation (Industrials, Professional Services)	2,800	129,347
Nihon Parkerizing Company Limited (Materials, Chemicals)	9,800	94,616
ORIX JREIT Incorporated (Real Estate, Equity REITs)	105	134,802
Paramount Bed Holdings Company Limited (Health Care, Health Care Equipment & Supplies)	1,900	80,861
San-A Company Limited (Consumer Staples, Food & Staples Retailing)	1,600	60,007
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	8,600	96,436

1

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Special International Small Cap Fund

		Shares	Value
Japan (continued)
Taikisha Limited (Industrials, Construction & Engineering)		2,300	$64,097

			1,233,968

Luxembourg : 0.30%
Stabilus SA (Industrials, Machinery)		304	15,212

Netherlands : 2.14%
Brunel International NV (Industrials, Professional Services) †		3,874	27,882
IMCD Group NV (Industrials, Trading Companies & Distributors)		568	58,584
TKH Group NV (Industrials, Electrical Equipment)		597	23,362

			109,828

Norway : 0.85%
Atea ASA (Information Technology, IT Services)		3,804	43,800

Singapore : 0.97%
CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)		42,000	49,527

Spain : 4.55%
Vidrala SA (Materials, Containers & Packaging)		730	80,229
Viscofan SA (Consumer Staples, Food Products)		2,081	152,594

			232,823

Sweden : 2.73%
AAK AB (Consumer Staples, Food Products) †		5,053	89,086
Hexpol AB (Materials, Chemicals) †		7,646	50,681

			139,767

Switzerland : 3.22%
Bossard Holding AG (Industrials, Trading Companies & Distributors)		179	30,494
Bucher Industries AG (Industrials, Machinery)		218	71,558
OC Oerlikon Corporation AG (Industrials, Machinery)		7,543	62,766

			164,818

United Kingdom : 19.41%
Britvic plc (Consumer Staples, Beverages)		16,068	167,949
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		25,529	106,468
Elementis plc (Materials, Chemicals)		29,809	24,895
Lancashire Holdings Limited (Financials, Insurance)		4,070	41,262
Mears Group plc (Industrials, Commercial Services & Supplies)		7,369	13,215
Morgan Advanced Materials plc (Industrials, Machinery)		14,060	39,938
NCC Group plc (Information Technology, IT Services)		18,650	41,258
Nomad Foods Limited (Consumer Staples, Food Products) †		8,279	190,914
S4 Capital plc (Communication Services, Media) †		31,108	140,485
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)		5,019	168,780
Tate & Lyle plc (Consumer Staples, Food Products)		6,863	58,502

			993,666

Total Common Stocks (Cost $4,757,634)			4,888,083

	Yield
Short-Term Investments : 4.42%

Investment Companies : 4.42%
Wells Fargo Government Money Market Select Class (l)(u)	0.10%	226,496	226,496

2

Wells Fargo Special International Small Cap Fund	Portfolio of investments — July 31, 2020 (unaudited)

		Value

Total Short-Term Investments (Cost $226,496)		$226,496

Total investments in securities (Cost $4,984,130)	99.88%	5,114,579
Other assets and liabilities, net	0.12	5,944

Total net assets	100.00%	$5,120,523

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$263,637	$934,851	$(971,992)	$0	$0	$1,278	$226,496	4.42%

Wells Fargo Special International Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$283,056	$0	$0	$283,056
Austria	69,343	0	0	69,343
Belgium	106,668	0	0	106,668
Canada	214,057	0	0	214,057
France	315,112	0	0	315,112
Germany	500,047	0	0	500,047
Hong Kong	53,714	0	0	53,714
Ireland	97,557	0	0	97,557
Italy	265,120	0	0	265,120
Japan	1,233,968	0	0	1,233,968
Luxembourg	15,212	0	0	15,212
Netherlands	109,828	0	0	109,828
Norway	43,800	0	0	43,800
Singapore	0	49,527	0	49,527
Spain	232,823	0	0	232,823
Sweden	139,767	0	0	139,767
Switzerland	164,818	0	0	164,818
United Kingdom	993,666	0	0	993,666
Short-term investments
Investment companies	226,496	0	0	226,496

Total assets	$5,065,052	$49,527	$0	$5,114,579

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.